Other Liabilities	3 Months Ended
Mar. 31, 2014
Other Liabilities Disclosure [Abstract]
Other Liabilities

13. OTHER LIABILITIES

A summary of other liabilities as of March 31, 2014 and December 31, 2013 is as follows:

	March 31, 2014	December 31, 2013
	(in millions)
Advances on buy-back agreements	$1,929	$1,902
Warranty and campaign programs	1,096	1,111
Marketing and sales incentive programs	1,364	1,340
Accrued expenses and deferred income	702	748
Legal reserves	541	551
Contract reserve	463	467
Restructuring reserve	78	77
Other	2,254	2,539

Total	$8,427	$8,735

Warranty and Campaign Program

CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the three months ended March 31, 2014 and 2013 for the basic warranty and accruals for campaign programs are as follows:

	2014	2013
	(in millions)
Balance at January 1	$1,111	$1,058
Additions	178	165
Claims paid	(192)	(175)
Currency translation adjustment and other	(1)	(25)

Balance at March 31	$1,096	$1,023

Restructuring Provision

The Company incurred restructuring costs of $12 million and $9 million for the three months ended March 31, 2014 and 2013, respectively. Restructuring costs incurred in 2014 were primarily related to Construction Equipment in the amount of $8 million and Commercial Vehicles in the amount of $4 million. Restructuring costs incurred in 2013 were primarily related to Commercial Vehicles.